Note P - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum Required To Be Adequately Capitalized Under Prompt Corrective Action Regulations		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2016
Total capital (to risk weighted assets)
Consolidated	$113,515	16.4%	N/A	N/A	N/A	N/A
Bank	104,317	15.3	$54,631	8.0%	$68,289	10.0%
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	97,316	14.0	N/A	N/A	N/A	N/A
Bank	96,946	14.2	30,730	4.5	44,388	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	105,816	15.3	N/A	N/A	N/A	N/A
Bank	96,946	14.2	40,973	6.0	54,631	8.0
Tier 1 capital (to average assets)
Consolidated	105,816	11.2	N/A	N/A	N/A	N/A
Bank	96,946	10.4	37,168	4.0	46,461	5.0
	Actual		Minimum Required To Be Adequately Capitalized Under Prompt Corrective Action Regulations		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2015
Total capital (to risk weighted assets)
Consolidated	$104,047	18.2%	N/A	N/A	N/A	N/A
Bank	91,006	16.3	$44,799	8.0%	$55,999	10.0%
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	88,899	15.6	N/A	N/A	N/A	N/A
Bank	84,686	15.1	25,199	4.5	36,399	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	97,399	17.1	N/A	N/A	N/A	N/A
Bank	84,686	15.1	33,599	6.0	44,799	8.0
Tier 1 capital (to average assets)
Consolidated	97,399	12.2	N/A	N/A	N/A	N/A
Bank	84,686	10.8	31,280	4.0	39,100	5.0